SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Cash	$ 106,998	$ 760,012
Working Capital deficiency	3,056,596
Interest withdraws from trust	132,020
Cash equivalents	0	0
Unrecognized tax benefits	0	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0
Due to related party	$ 43,900	$ 43,900
Warrants outstanding	12,057,000	12,057,000
Common stock subject to possible redemption reflected on the condensed balance sheet
Gross proceeds		$ 115,000,000
Less:
Proceeds Allocated to Public Warrants		(12,483,555)
Common stock issuance costs		(6,923,767)
Redemptions	$ (110,472,254)
Plus:
Accretion of carrying value to redemption value	1,142,603	21,132,322
Common stock subject to possible redemption	7,395,349	116,725,000
Working capital loans warrant [Member]
Due to related party	$ 0	$ 0
Private Placement Warrants
Warrants outstanding	12,230,913